Cover			3 Months Ended	9 Months Ended
	Oct. 27, 2021	Jul. 27, 2021	Sep. 30, 2021	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2021
Entity Registrant Name		PPD, Inc.
Entity Incorporation, State or Country Code				DE
Entity File Number			001-39212
Entity Tax Identification Number				45-3806427
Entity Address, Address Line One				929 North Front Street
Entity Address, City or Town				Wilmington
Entity Address, State or Province				NC
Entity Address, Postal Zip Code				28401
City Area Code				910
Local Phone Number				251-0081
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PPD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001793294